NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager International Growth Fund
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Growth Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund

Supplement dated January 20, 2011
to the Prospectus dated May 1, 2010

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT Multi-Manager Large Cap Value Fund

1.     On page 15 of the Prospectus following “Portfolio Management – Portfolio Managers,” the reference to the portfolio managers for GSAM is deleted and replaced with the following:

Portfolio Manager	Title	Length of Service
GSAM
Sean Gallagher	Managing Director and Co-Chief Investment Officer, Value Equity	Since May 2000
Andrew Braun	Managing Director	Since July 1993
Dolores Bamford, CFA	Managing Director	Since March 2001
David L. Berdon	Managing Director	Since April 2002
Scott Carroll, CFA	Managing Director	Since May 2002

2.     On pages 61 and 62 of the Prospectus, the paragraph following “Portfolio Management” that relates to the “NVIT Multi-Manager Large Cap Value Fund” is deleted and replaced with the following:

The sleeve of the Fund that is subadvised by GSAM is managed by a team of thirteen portfolio managers that is organized by industry. The individuals listed below include, but are not limited to, those with responsibility for making investment decisions for the Fund.

Sean Gallagher has been a Managing Director and Co-Chief Investment Officer, Value Equity, of GSAM since 2007.  He joined GSAM as a research analyst for the GSAM Value Team in May 2000 and became a portfolio manager in December 2001. Andrew Braun has been a Managing Director of GSAM since 2007. He joined GSAM in July 1993 as a mutual fund product development analyst.  From January 1997 to April 2001, Mr. Braun was a research analyst on the GSAM Value Team and became a portfolio manager in May 2001.  Dolores Bamford, CFA, has been a Managing Director of GSAM since 2004.  She joined GSAM as a portfolio manager for GSAM’s Value Team in April 2002.  David L. Berdon has been a Managing Director of GSAM since 2008.  He joined GSAM as a research analyst in March 2001 and became a portfolio manager in October 2002.  Scott Carroll, CFA, has been a Managing Director of GSAM since 2008.   He joined GSAM as a portfolio manager for the GSAM Value Team in May 2002.

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